Offerings - Offering: 1	Aug. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium- Term Notes, Series D
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	1.039
Maximum Aggregate Offering Price	$ 103,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,348.59
Offering Note	The filing fee paid with this filing pursuant to Rule 457(a) under the Securities Act of 1933, as amended is based on a maximum aggregate offering price of $103,900,000.